ACQUISITIONS AND DECONSOLIDATION	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Business Combinations [Abstract]
ACQUISITIONS AND DECONSOLIDATION
5.	ACQUISITIONS AND DECONSOLIDATION

2020 ACQUISITIONS

On Location Events, LLC

In January 2020, the Company acquired On Location Events, LLC, dba On Location Experiences (“OLE”) for total consideration of $441.1 million consisting of cash consideration of $366.4 million; rollover equity, representing 13.5% of the equity interest of OLE, valued at $65.2 million and a contingent premium payment, as discussed below, valued at $9.5 million. The rollover equity is held by 32 Equity, LLC (“32 Equity”), the strategic investment firm affiliated with the National Football League (“NFL”). OLE is party to a Commercial License Agreement (“CLA”) with NFL Properties, LLC, an affiliate of the NFL, which provides OLE with the right to operate as the official hospitality partner of the NFL.

As part of the acquisition, the Company entered into an Amended and Restated Limited Liability Company Agreement of OLE’s parent entity, Endeavor OLE Parent, LLC (“OLE Parent”), with 32 Equity. The terms of the agreement provide 32 Equity with certain call rights to acquire additional common units in OLE Parent and liquidity rights. At any time on or prior to April 1, 2022, 32 Equity has the right to purchase that amount of additional common units of OLE Parent from the Company that would result in 32 Equity having an aggregate ownership percentage interest in OLE Parent of 32%, at a price per unit equal to the original acquisition price of its rollover equity. Between April 1, 2022 and April 1, 2024, 32 Equity has an additional right to purchase that amount of additional common units of OLE Parent from the Company that would result in 32 Equity having an aggregate percentage interest in OLE Parent equal to 44.9% at a price per unit equal to the greater of the original acquisition price of its rollover equity and an amount based on a 15x EBITDA multiple of OLE Parent. The agreement also provides 32 Equity with certain rights to put its common units in OLE Parent to the Company upon a termination of the CLA or its option on or after January 2, 2025 (the “Lockup Period”). The Company also has certain call rights to require 32 Equity to sell its common units in OLE Parent to the Company upon a termination of the CLA in the event aforementioned put rights are not exercised. The put/call price is an amount equal to fair market value and the exercise of these put/call rights may give rise to an obligation of the Company to make a premium payment to 32 Equity in certain circumstances. At any time following the Lockup Period, 32 Equity will be entitled to a $41.0 million premium payment from the Company if both (i) 32 Equity or the Company exercise the put/call rights described above or there is a sale or IPO of OLE Parent and (ii) certain performance metrics based on average OLE gross profit or NFL related business gross profit are achieved. The $41.0 million premium payment will also be payable if, prior to January 2, 2026, a sale or IPO of OLE Parent occurs or if 32 Equity exercises its put rights following a termination of the CLA due to an OLE event of default (in which case the $41.0 million premium payment may be subject to proration).

On Location Experiences is a premium experiential hospitality business that serves iconic rights holders with extensive experience in ticketing, curated hospitality, live event production and travel management in the worlds of sports and entertainment. Operations include Anthony Travel, CID Entertainment, Future Beat, Kreate Inc., PrimeSport and Steve Furgal’s International Tennis Tours. OLE is included in the Events, Experiences & Rights segment.

The Company incurred $13.7 million of transaction related costs in connection with the acquisition. These costs were expensed as incurred and included in selling, general and administrative expenses in the consolidated statement of operations.

The goodwill for the OLE acquisition was assigned to the Events, Experiences & Rights segment. Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is partially deductible for tax purposes. The weighted average life of finite-lived intangible assets acquired is 10.7 years.

Allocation of Purchase Price

The acquisition was accounted for as a business combination and the fair values of the assets acquired and the liabilities assumed in the business combination are as follows (in thousands):

Cash and cash equivalents	$45,230
Restricted cash	86
Accounts receivable	10,316
Deferred costs	99,184
Other current assets	53,893
Property and equipment	4,361
Operating lease right-of-use assets	3,509
Other assets	74,193
Intangible assets:
Trade names	75,400
Customer and client relationships	198,819
Goodwill	387,542
Accounts payable and accrued expenses	(55,927)
Other current liabilities	(28,224)
Deferred revenue	(175,790)
Debt	(217,969)
Operating lease liabilities	(3,509)
Other long-term liabilities	(24,377)
Non-redeemable non-controlling interest	(5,635)

Net assets acquired	$441,102

Other 2020 Acquisition

On March 20, 2020, the Company acquired the remaining 50% of the membership interests of PIMGSA LLP for a total transaction price of $37.0 million, which is to be paid on various dates and amounts. Prior to the acquisition, the Company owned a 50% membership interest of PIMGSA LLP and was accounted for under the equity method. PIMGSA LLP trades under the name FC Diez Media and provides a complete and global sports media service, sponsorship and digital agency, formed exclusively to serve the South American Football Confederation. The Company recorded $8.6 million and $46.4 million of goodwill and a finite-lived contract based intangible asset, respectively. The finite-lived intangible asset has a useful life of 2 years. The Company also recognized a gain of $27.1 million for the difference between the carrying value and fair value of the previously held membership interest. The gain was included in other (expense) income, net in the consolidated statement of operations.

2020 DECONSOLIDATION

In 2011, the Company and Asian Tour Limited (“AT”) formed a venture, Asian Tour Media Pte Ltd. LTD (“ATM”), for the commercial exploitation of certain Asian Tour events. As of December 31, 2019, ATM was a consolidated subsidiary of the Company as the Company had control over ATM’s operating decisions. The shareholders’ agreement included a provision whereby, if certain financial conditions were met as of December 31, 2019, a change in the corporate governance structure would be implemented as of January 1, 2020. Such financial conditions were met as of December 31, 2019, resulting in a change in the corporate governance such that the Company no longer maintains control over the operating decisions of ATM. The Company determined that the 50% ownership interest would be accounted for under the equity method as of January 1, 2020. On January 1, 2020, the Company derecognized all the assets and liabilities of ATM and recognized an $8.1 million gain for the difference between the carrying value of the assets and liabilities and fair value of the Company’s 50% ownership interest. The gain was included in other (expense) income, net in the consolidated statement of operations.

6. ACQUISITIONS, DECONSOLIDATION AND DIVESTITURE

2020 ACQUISITIONS

On Location Events, LLC

In January 2020, the Company acquired OLE for total consideration of $441.1 million consisting of cash consideration of $366.4 million; rollover equity, representing 13.5% of the equity interest of OLE, valued at $65.2 million and a contingent premium payment, as discussed below, valued at $9.5 million. The rollover equity is held by 32 Equity, LLC (“32 Equity”), the strategic investment firm affiliated with the National Football League (“NFL”). OLE is party to a Commercial License Agreement (“CLA”) with NFL Properties, LLC, an affiliate of the NFL, which provides OLE with the right to operate as the official hospitality partner of the NFL.

As part of the acquisition, the Company entered into an Amended and Restated Limited Liability Company Agreement of OLE’s parent entity, Endeavor OLE Parent, LLC (“OLE Parent”), with 32 Equity. The terms of the agreement provide 32 Equity with certain call rights to acquire additional common units in OLE Parent and liquidity rights. At any time on or prior to April 1, 2022 (as amended in March 2021), 32 Equity has the right to purchase that amount of additional common units of OLE Parent from the Company that would result in 32

Equity having an aggregate ownership percentage interest in OLE Parent of 32%, at a price per unit equal to the original acquisition price of its rollover equity. Between April 1, 2022 and April 1, 2024 (as amended in March 2021), 32 Equity has an additional right to purchase that amount of additional common units of OLE Parent from the Company that would result in 32 Equity having an aggregate percentage interest in OLE Parent equal to 44.9% at a price per unit equal to the greater of the original acquisition price of its rollover equity and an amount based on a 15x earnings before interest, tax, depreciation and amortization (“EBITDA”) multiple of OLE Parent. The agreement also provides 32 Equity with certain rights to put its common units in OLE Parent to the Company upon a termination of the CLA or its option on or after January 2, 2025 (the “Lockup Period”). The Company also has certain call rights to require 32 Equity to sell its common units in OLE Parent to the Company upon a termination of the CLA in the event aforementioned put rights are not exercised. The put/call price is an amount equal to fair market value and the exercise of these put/call rights may give rise to an obligation of the Company to make a premium payment to 32 Equity in certain circumstances. At any time following the Lockup Period, 32 Equity will be entitled to a $41.0 million premium payment from the Company if both (i) 32 Equity or the Company exercise the put/call rights described above or there is a sale or IPO of OLE Parent and (ii) certain performance metrics based on average OLE gross profit or NFL related business gross profit are achieved. The $41.0 million premium payment will also be payable if, prior to January 2, 2026, a sale or IPO of OLE Parent occurs or if 32 Equity exercises its put rights following a termination of the CLA due to an OLE event of default (in which case the $41.0 million premium payment may be subject to proration).

On Location Experiences is a premium experiential hospitality business that serves iconic rights holders with extensive experience in ticketing, curated hospitality, live event production and travel management in the worlds of sports and entertainment. Operations include Anthony Travel, CID Entertainment, Future Beat, Kreate Inc., PrimeSport and Steve Furgal’s International Tennis Tours.

The Company incurred $13.7 million of transaction related costs in connection with the acquisition. These costs were expensed as incurred and included in selling, general and administrative expenses in the consolidated statement of operations.

The goodwill for the OLE acquisition was assigned to the Events, Experiences & Rights segment. Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is partially deductible for tax purposes. The weighted average life of finite-lived intangible assets acquired is 10.7 years.

The results of OLE have been included in the consolidated financial statements since the date of acquisition. For the year ended December 31, 2020, OLE’s consolidated revenue and net loss included in the consolidated statement of operations from the acquisition date were $289.5 million and $148.9 million, respectively. The net loss includes impairment charges for goodwill and intangible assets (see Note 8).

Allocation of Purchase Price

The acquisition was accounted for as a business combination and the fair values of the assets acquired and the liabilities assumed in the business combination are as follows (in thousands):

Cash and cash equivalents	$45,230
Restricted cash	86
Accounts receivable	10,316
Deferred costs	99,184
Other current assets	53,893
Property and equipment	4,361
Operating lease right-of-use assets	3,509
Other assets	74,193
Intangible assets:
Trade names	75,400
Customer and client relationships	198,819
Goodwill	387,542
Accounts payable and accrued expenses	(55,927)
Other current liabilities	(28,224)
Deferred revenue	(175,790)
Debt	(217,969)
Operating lease liabilities	(3,509)
Other long-term liabilities	(24,377)
Nonredeemable non-controlling interest	(5,635)

Net assets acquired	$441,102

Other 2020 Acquisition

On March 20, 2020, the Company acquired the remaining 50% of the membership interests of PIMGSA LLP for a total transaction price of $37.0 million, which is to be paid on various dates and amounts. Prior to the acquisition, the Company owned a 50% membership interest of PIMGSA LLP and was accounted for under the equity method. PIMGSA LLP trades under the name FC Diez Media and provides a complete and global sports media service, sponsorship and digital agency, formed exclusively to serve the South American Football Confederation. The Company recorded $8.6 million and $46.4 million of goodwill and a finite-lived contract based intangible asset, respectively. The finite-lived intangible asset has a useful life of 2 years. The Company also recognized a gain of $27.1 million for the difference between the carrying value and fair value of the previously held membership interest. The gain was included in other income (expense), net in the consolidated statement of operations.

2020 DECONSOLIDATION

In 2011, the Company and Asian Tour Limited (“AT”) formed a venture, Asian Tour Media Pte Ltd. LTD (“ATM”), for the commercial exploitation of certain Asian Tour events. As of December 31, 2019, ATM was a consolidated subsidiary of the Company as the Company had control over ATM’s operating decisions. The shareholders’ agreement included a provision whereby, if certain financial conditions were met as of December 31, 2019, a change in the corporate governance structure would be implemented as of January 1, 2020. Such financial conditions were met as of December 31, 2019, resulting in a change in the corporate governance such that the Company no longer maintains control over the operating decisions of ATM. The Company determined that the 50% ownership interest would be accounted for under the equity method as of January 1, 2020. On January 1, 2020, the Company derecognized all the assets and liabilities of ATM and recognized an $8.1 million gain for the difference between the carrying value of the assets and liabilities and fair value of the Company’s 50% ownership interest. The gain was included in other income (expense), net in the consolidated statement of operations.

2019 ACQUISITIONS

The Company completed two acquisitions during 2019 for a total purchase price of $18.6 million. The Company recorded $22.4 million of goodwill and intangible assets, of which the weighted average useful life ranges from 2.0 to 13.0 years. These acquisitions were not material in the aggregate.

2018 ACQUISITIONS

NeuLion

In May 2018, the Company acquired 100% of the outstanding shares of NeuLion, Inc. (“NeuLion”) for a total consideration of $248.9 million in cash. NeuLion is a technology product and service provider specializing in digital video broadcasting and distribution and monetization of live and on-demand content to internet-enabled devices.

The Company incurred $6.0 million in transaction related costs in connection with the acquisition of NeuLion. The costs were expensed as incurred and included in selling, general and administrative expenses in the consolidated statement of operations.

The goodwill for the NeuLion acquisition was assigned to the Events, Experiences & Rights segment. Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is not deductible for tax purposes. The weighted average life of finite-lived intangible assets acquired is 5.1 years.

The results of NeuLion have been included in the consolidated financial statements since the date of acquisition. For the year ended December 31, 2018, NeuLion’s consolidated revenue and net loss included in the consolidated statement of operations from the acquisition date were $39.2 million and $22.2 million, respectively.

One Sixty Over Ninety

In January 2018, the Company acquired 100% of the equity interests of One Sixty Over Ninety ParentCo, LLC (“160over90”) for a total purchase price of $249.3 million, consisting of $242.0 million in cash and $7.3 million of contingent consideration. 160over90 is a branding and marketing service group specializing in the higher education, sports and lifestyle sectors.

The payment of contingent consideration, which will not exceed $10.0 million, is based upon the continuation and subsequent renewal of specified client contracts. Payments are expected to be made at various times through 2021.

The Company incurred $7.8 million in transaction related costs in connection with the acquisition of 160over90. The costs were expensed as incurred and included in selling, general and administrative expenses in the consolidated statement of operations.

The goodwill for the 160over90 acquisition was assigned to the Representation segment. Goodwill is primarily attributable to the go-to-market synergies that are expected to arise as a result of the acquisition and other intangible assets that do not qualify for separate recognition. The goodwill is partially deductible for tax purposes. The weighted average life of finite-lived intangible assets acquired is 7.4 years.

The results of 160over90 have been included in the consolidated financial statements since the date of acquisition. For the year ended December 31, 2018, 160over90’s consolidated revenue and net loss included in the consolidated statement of operations from the acquisition date were $49.5 million and $4.5 million, respectively.

Allocations of Purchase Price

The acquisitions were accounted for as business combinations and the fair values of the assets acquired and the liabilities assumed in the business combinations are as follows (in thousands):

	NeuLion	160over90
Cash and cash equivalents	$58,495	$3,757
Accounts receivable	15,196	17,441
Other current assets	780	6,012
Property and equipment	7,213	2,176
Other assets	522	1,916
Intangible assets:
Trade names	6,600	19,300
Customer relationships	9,000	65,100
Internally developed software	36,400	—
Goodwill	164,030	156,056
Accounts payable and accrued expenses	(31,421)	(10,390)
Other current liabilities	(642)	—
Deferred revenue	(7,660)	(2,500)
Other liabilities	(9,625)	(9,610)

Net assets acquired	$248,888	$249,258

Other 2018 Acquisitions

The Company completed three other acquisitions during 2018 for a total purchase price of $19.5 million. The Company recorded $17.9 million of goodwill and intangible assets, of which the weighted average useful life ranges from 1.8 to 4.2 years. These acquisitions were not material in the aggregate.

2018 DIVESTITURE

In March 2018, the Company sold its 90% interest in WME BI, LLC, which owned the Viz Explorer business analytics software business, for $7.2 million in cash, a $20.0 million secured promissory note due 2021 and an equity interest in the purchaser. The equity interest in the purchaser is being accounted for as an equity investment without readily determinable fair value. The Company recorded a gain of $18.2 million on the sale, which is included in other income (expense), net in the consolidated statement of operations.